Parent Entity Financial Information (Tables)	12 Months Ended
Jun. 30, 2026
Parent Entity Financial Information [Abstract]
Schedule of Individual Financial Statements

The individual financial statements for the parent entity show the following aggregate amounts:

	2026 A$	2025 A$
Balance sheet
Current assets	12,966,932	8,999,353
Non-current assets	634,318	1,437,917
Total assets	13,601,250	10,437,270

Current liabilities	1,764,010	1,964,914
Non-current liabilities	222,185	94,577
Total liabilities	1,986,195	2,059,491

Shareholders’ equity
Share capital	95,655,688	88,872,756
Reserves	350,063	1,526,386
Accumulated losses	(84,390,696)	(82,021,363)
	11,615,055	8,377,779
Loss for the year	3,521,009	5,132,279
Total comprehensive loss	3,521,009	5,132,279